Note Borrowings (Notes payable) (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Advances due 2017 To 2029 with fixed Rates 0.81% to 4.19% (2015 - 0.41% to 4.19%)
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2017
Advances with the FHLB, latest maturity	2029
Advances due 2017 To 2029 with fixed Rates 0.81% to 4.19% (2015 - 0.41% to 4.19%) | Maximum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	4.19%	4.19%
Advances due 2017 To 2029 with fixed Rates 0.81% to 4.19% (2015 - 0.41% to 4.19%) | Minimum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.81%	0.41%
Floating Rate from 0.22% to 0.34% over the 1 month LIBOR with maturities ranging from 2018 to 2019
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2018
Advances with the FHLB, latest maturity	2019
Floating Rate from 0.22% to 0.34% over the 1 month LIBOR with maturities ranging from 2018 to 2019 | Maximum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.34%
Floating Rate from 0.22% to 0.34% over the 1 month LIBOR with maturities ranging from 2018 to 2019 | Minimum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.22%
Floating Rate from (0.01%) to 0.24% over the 3 month LIBOR with maturities ranging from 2017 to 2019 (2015 - 0.24% over the 3 month LIBOR)
Debt Instrument [Line Items]
Advances with the FHLB, earliest maturity	2017
Advances with the FHLB, latest maturity	2019
Floating Rate from (0.01%) to 0.24% over the 3 month LIBOR with maturities ranging from 2017 to 2019 (2015 - 0.24% over the 3 month LIBOR) | Maximum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.24%	0.24%
Floating Rate from (0.01%) to 0.24% over the 3 month LIBOR with maturities ranging from 2017 to 2019 (2015 - 0.24% over the 3 month LIBOR) | Minimum
Debt Instrument [Line Items]
Advances with the FHLB, interest rate	0.01%
Fixed Rate 7.00% Percent Notes Due July 2019 paying interest semiannually, net of debt issuance costs of $5,733 for 2016 $7,296 for 2015
Debt Instrument [Line Items]
Interest Rate Percentage	7.00%
Senior Debt Maturity Year	2019
Debt issuance costs line of credit arrangements net	$ 5,212	$ 7,296
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034, net of debt issuance costs of $483 for 2016 and $505 for 2015
Debt Instrument [Line Items]
Notes Payable Maturity Year Range Start	2027
Notes Payable Maturity Year Range End	2034
Debt issuance costs line of credit arrangements net	$ 476	$ 505
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034, net of debt issuance costs of $483 for 2016 and $505 for 2015 | Maximum
Debt Instrument [Line Items]
Interest Rate Percentage	8.327%
Fixed Rate 6.125% to 8.327% Junior Subordinated Deferrable Interest Debentures Due 2027 to 2034, net of debt issuance costs of $483 for 2016 and $505 for 2015 | Minimum
Debt Instrument [Line Items]
Interest Rate Percentage	6.125%